TRANSACTIONS - Calculation of Purchase Price Consideration (Details) (USD $)		4 Months Ended
	Sep. 07, 2012	Dec. 28, 2012 Trademarks [Member]	Sep. 07, 2012 Merger Agreement [Member]
Calculation of Purchase Price Consideration [Abstract]
Total sources	$ 1,204,428,000
Rollover of equity and stock options	30,661,000
Accelerated share-based compensation	13,533,000
Rollover of equity and stock options and accelerated share-based compensation	44,194,000
Rollover of OpCo Notes and capital lease obligations	(300,940,000)
Merger related costs and financing fees	(60,707,000)
Net cash used to fund transaction	(90,538,000)
Merger related costs and financing fees and net cash used to fund transaction	(452,185,000)
Equals purchase price consideration to be allocated	796,437,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents	17,064,000
Accounts receivable	157,690,000
Inventories	212,712,000
Prepaid expenses and other current assets	50,301,000
Property and equipment	57,289,000
Other assets	35,863,000
Deferred tax assets	15,094,000
Accounts payable	(97,095,000)
Other short term liabilities	(61,225,000)
OpCo Notes	(322,500,000)
Other long term liabilities	(4,437,000)
Deferred tax liabilities	(181,825,000)
Total net tangible assets and liabilities	(121,069,000)
Fair Value of Identifiable Intangible Assets Acquired [Abstract]
Customer relationships	253,500,000
Trademarks	171,900,000
Goodwill	492,106,000
Total identified intangible assets acquired	917,506,000
Total purchase price	796,437,000
Maximum term from date of merger fair values determined			1 year
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		$ 1,900,000